ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of Consideration (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - litigation settlement		$ 1.2	$ 1.2
Gains on disposals, net		$ 0.0	4.1
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Cash consideration upon closing			25.0
Additional consideration			1.8
Deferred consideration - milestone payments			14.3
Deferred consideration - litigation settlement			1.2
Total assets, consideration received			42.3
Investment in Sadiola, net of dividend received			(37.4)
Gain on disposal			4.9
Transaction costs			(0.8)
Gains on disposals, net	$ 4.1		$ 4.1